UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

 George Travers     New York, NY     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $679,556 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101     4640   292555 SH       SOLE                   292555        0        0
AMERICAN CAP LTD               COM              02503Y103    16901  1702045 SH       SOLE                  1702045        0        0
BOOZ ALLEN HAMILTON HLDG COR   CL A             099502106     8256   432002 SH       SOLE                   432002        0        0
CACI INTL INC                  CL A             127190304     6272    99423 SH       SOLE                    99423        0        0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106      828    41095 SH       SOLE                    41095        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    22606   416615 SH       SOLE                   416615        0        0
CONSOL ENERGY INC              COM              20854P109    12439   256590 SH       SOLE                   256590        0        0
GANNETT INC                    COM              364730101    63966  4466892 SH       SOLE                  4466892        0        0
ISHARES TR                     PUT              464287954   138690  3015000 SH  PUT  SOLE                  3015000        0        0
ISHARES TR                     PUT              464287955   239205  3232500 SH  PUT  SOLE                  3232500        0        0
KROGER CO                      COM              501044101     4354   175572 SH       SOLE                   175572        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109    13138   336177 SH       SOLE                   336177        0        0
MACYS INC                      COM              55616P104     9076   310405 SH       SOLE                   310405        0        0
POPULAR INC                    COM              733174106    21876  7926092 SH       SOLE                  7926092        0        0
ROCK-TENN CO                   CL A             772739207    19854   299274 SH       SOLE                   299274        0        0
ROWAN COS INC                  COM              779382100    17249   444438 SH       SOLE                   444438        0        0
SAFEWAY INC                    COM NEW          786514208     7275   311280 SH       SOLE                   311280        0        0
TENET HEALTHCARE CORP          COM              88033G100    11681  1871960 SH       SOLE                  1871960        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106    31851   539568 SH       SOLE                   539568        0        0
VIACOM INC NEW                 CL B             92553P201     4317    84648 SH       SOLE                    84648        0        0
VIRGIN MEDIA INC               COM              92769L101     7363   246000 SH       SOLE                   246000        0        0
WHITING PETE CORP NEW          COM              966387102    17719   311360 SH       SOLE                   311360        0        0